Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2050 Fund
December 31, 2021
Z50-NPRT3-0322
1.9884249.104
Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	3,343	54,986
Fidelity Series Commodity Strategy Fund (a)	2,498	10,218
Fidelity Series Large Cap Growth Index Fund (a)	1,801	34,850
Fidelity Series Large Cap Stock Fund (a)	2,040	38,745
Fidelity Series Large Cap Value Index Fund (a)	4,766	74,156
Fidelity Series Small Cap Opportunities Fund (a)	1,244	18,560
Fidelity Series Value Discovery Fund (a)	1,656	27,433
TOTAL DOMESTIC EQUITY FUNDS (Cost $242,749)		258,948

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,026	14,903
Fidelity Series Emerging Markets Fund (a)	695	7,304
Fidelity Series Emerging Markets Opportunities Fund (a)	3,128	65,745
Fidelity Series International Growth Fund (a)	1,757	33,599
Fidelity Series International Index Fund (a)	1,152	14,108
Fidelity Series International Small Cap Fund (a)	537	11,492
Fidelity Series International Value Fund (a)	3,010	33,618
Fidelity Series Overseas Fund (a)	2,333	33,594
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $212,510)		214,363

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	101	1,019
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	403	4,085
Fidelity Series Corporate Bond Fund (a)	22	237
Fidelity Series Emerging Markets Debt Fund (a)	293	2,661
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	94	890
Fidelity Series Floating Rate High Income Fund (a)	54	502
Fidelity Series Government Bond Index Fund (a)	30	315
Fidelity Series High Income Fund (a)	325	3,096
Fidelity Series International Credit Fund (a)	6	56
Fidelity Series Investment Grade Bond Fund (a)	29	337
Fidelity Series Investment Grade Securitized Fund (a)	23	233
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,393	20,389
Fidelity Series Real Estate Income Fund (a)	163	1,917
TOTAL BOND FUNDS (Cost $35,846)		35,737

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $491,105)	509,048
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	509,048

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	2,081	1,055	8	(6)	(1)	1,019
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	4,319	246	22	(1)	13	4,085
Fidelity Series Blue Chip Growth Fund	17,418	45,251	5,888	5,959	(230)	(1,565)	54,986
Fidelity Series Canada Fund	3,832	10,901	453	305	(10)	633	14,903
Fidelity Series Commodity Strategy Fund	4,391	11,026	3,896	1,857	(501)	(802)	10,218
Fidelity Series Corporate Bond Fund	16	278	56	1	(1)	-	237
Fidelity Series Emerging Markets Debt Fund	864	2,007	184	49	(15)	(11)	2,661
Fidelity Series Emerging Markets Debt Local Currency Fund	287	689	31	33	(2)	(53)	890
Fidelity Series Emerging Markets Fund	2,517	5,759	380	226	(14)	(578)	7,304
Fidelity Series Emerging Markets Opportunities Fund	22,651	57,559	3,460	7,120	(103)	(10,902)	65,745
Fidelity Series Floating Rate High Income Fund	168	395	60	10	(2)	1	502
Fidelity Series Government Bond Index Fund	20	435	138	-	(1)	(1)	315
Fidelity Series Government Money Market Fund 0.08%	411	66	477	-	-	-	-
Fidelity Series High Income Fund	1,000	2,294	209	76	(3)	14	3,096
Fidelity Series Inflation-Protected Bond Index Fund	3,159	5,743	8,991	96	247	(158)	-
Fidelity Series International Credit Fund	55	1	-	1	-	-	56
Fidelity Series International Growth Fund	9,425	25,751	1,215	2,464	18	(380)	33,599
Fidelity Series International Index Fund	3,935	10,461	384	328	(5)	101	14,108
Fidelity Series International Small Cap Fund	3,370	8,986	366	1,278	(8)	(490)	11,492
Fidelity Series International Value Fund	9,439	25,727	1,308	1,547	(20)	(220)	33,618
Fidelity Series Investment Grade Bond Fund	22	482	165	1	(1)	(1)	337
Fidelity Series Investment Grade Securitized Fund	15	269	51	-	-	-	233
Fidelity Series Large Cap Growth Index Fund	10,991	24,031	3,616	915	20	3,424	34,850
Fidelity Series Large Cap Stock Fund	12,017	28,414	1,927	2,038	(55)	296	38,745
Fidelity Series Large Cap Value Index Fund	22,955	54,432	3,942	4,155	(117)	828	74,156
Fidelity Series Long-Term Treasury Bond Index Fund	4,329	16,615	989	182	(70)	504	20,389
Fidelity Series Overseas Fund	9,441	24,006	1,441	912	(2)	1,590	33,594
Fidelity Series Real Estate Income Fund	602	1,344	70	45	(1)	42	1,917
Fidelity Series Short-Term Credit Fund	202	50	252	1	6	(6)	-
Fidelity Series Small Cap Opportunities Fund	5,818	14,828	996	2,196	(91)	(999)	18,560
Fidelity Series Treasury Bill Index Fund	652	183	835	-	-	-	-
Fidelity Series Value Discovery Fund	8,481	20,903	1,834	2,106	(66)	(51)	27,433
	158,483	405,286	44,915	33,931	(1,034)	(8,772)	509,048

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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